Principal Accountant Fees and Services (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosures
Audit fees	€ 12	€ 12	€ 10
Audit-related fees	7	2	1
Tax fees	0	0	0
All other fees	0	0	0
Total	19	14	10
Germany
Disclosures
Audit fees	3	3	3
Audit-related fees	2	0	0
Tax fees	0	0	0
All other fees	0	0	0
Total	6	3	3
Foreign
Disclosures
Audit fees	8	9	7
Audit-related fees	5	1	1
Tax fees	0	0	0
All other fees	0	0	0
Total	€ 13	€ 10	€ 8